Other Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Other Expenses

	Fiscal Year Ended December 31,
	2014	2013	2012
Stamp duty and other costs on the acquisition of the Yilgarn South assets (refer note 3 (b))	—	27.4	—
Facility charges [1]	—	23.5	—
Regulatory legal fees [2]	7.1	11.1	—
Other	37.1	42.2	37.9

Total other costs	44.2	104.2	37.9

(1)	Facility charges on cancellation of the $1 billion and $500 million facilities associated with the spin-off of Sibanye Gold in fiscal 2013.
(2)	Legal fees paid as a result of the Gold Fields Board examination and regulatory investigation relating to the South Deep Black Economic Empowerment transaction.